GENERAL INFORMATION - VEON Holding B.V consent solicitations to noteholders (Details) - USD ($) $ in Millions	Aug. 30, 2024	Aug. 28, 2024	Jun. 30, 2024
New notes - April 2025, June 2025 and November 2027
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 1,551
New notes - April 2025, June 2025 and November 2027 | Borrowings note amendments
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 1,565
Old notes subject to conversion
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 134
Old notes subject to conversion | Borrowings note amendments
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 113
Old notes converted to new notes | Borrowings note amendments
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 20